As filed with the Securities and Exchange Commission on June 5, 2008
                                            1933 Act Registration No. 033-70742
                                            1940 Act Registration No. 811-08090
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 43 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 45 /X/

                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                         Robert A. Robertson, Esquire
                                  Dechert, LLP
                              4675 MacArthur Court
                                   Suite 1400
                            Newport Beach, CA 92660

                          Fiscal Year-end: December 31

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b)
/ /  on ___________________, pursuant to paragraph (b)
/X/  60 days after filing pursuant to paragraph (a)(1)
/ /  on ________________, pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on ________________, pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

            Supplement to the Standard and Service Class Prospectuses
                                     for the
                    Lincoln Variable Insurance Products Trust
                              Dated April 30, 2008

On Page GPD-6, the following section shall be added:

Returns for a Model/Back-Tested Portfolio

The following table provides the hypothetical results for model portfolios constructed by back-testing the various respective rules based strategies used by each of the LVIP SSgA Large Cap 100 Fund, the LVIP SSgA Small-Mid Cap 200 Fund, the LVIP SSgA Developed International 150 Fund and the LVIP SSgA Emerging Markets 100 Fund for the year end periods prior to their inception date and the S&P 500 Index, the Russell 2000(R) Index, the MSCI EAFE(R) Index and the MSCI Emerging Markets Index for the same periods. The back-tested performance of the model portfolios reflects the application of the same rules based strategies followed by the sub-adviser. The rules based strategies reflected in the model portfolios are objective and quantitative.

The returns for the model portfolios do not represent the performance of the Funds, are designed merely to show the mathematical basis for each Fund's strategy and are not intended to predict or project the performance of the investment strategy. The hypothetical performance information for the model portfolios do not reflect any deduction for fees, expenses or taxes which would reduce returns. The table also shows how hypothetical and historical performance varies from year to year. The return data was generated by a mechanical application of the fund's respective rules based strategies and should not be considered a reflection of the sub-adviser's skills and does not represent the returns any investor actually achieved.

The hypothetical performance information does not take into consideration any sales charges, commissions, insurance fees, or charges imposed on the sale of the Contracts, nor taxes. The hypothetical results for the model portfolios also do not reflect portfolio transaction costs, which may be material. Any of such charges will lower the returns shown. Dividends are reinvested across the model portfolio at the prevailing weights (prevailing weights are equal to the security weights in the portfolio at the time the dividends are paid). The tables also show how hypothetical data varies from year to year. Return data was generated by SSgA through "back-testing" (which is the retroactive application of a model designed with the benefit of hindsight). The data is provided for informational purposes only.

The back-tested performance results differ from actual performance because the back-tested results were achieved not by actual trading but by means of retroactive application of a back-tested model. The performance information was compiled after the end of the period depicted and does not represent the investment decisions of the funds' investment adviser or sub-adviser.

The hypothetical data for the model portfolios relies on certain assumptions:

o That each investment strategy was fully invested as of the last trading day of March of each year and that each Annual Rebalance date was the last trading day of March of each year.

o That the asset level for each model portfolio remained static with no inflows or outflows.

o In preparing the hypothetical data, SSgA made various assumptions about how the strategies would have been implemented historically. SSgA's intent was to faithfully replicate the historical performance of the strategies, however, there can be no assurance that the hypothetical data shown could have been achieved with actual trading or that other assumptions would have produced identical results.

Furthermore, hypothetical back-tested performance has many inherent limitations, and will always differ from (and typically be greater than) actual results for a number of reasons including the following: '

o The hypothetical data do not reflect that a fund may maintain up to a 5% cash position to effectively manage cash inflows and outflows. The hypothetical results would be different if the cash positions were reflected.

o The hypothetical data do not reflect insurance fees, commissions, certain expenses and taxes. Actual performance may be materially lower after such fees, commissions, expenses and taxes are deducted.

o The hypothetical data shown below for the funds do not represent the results of actual trading of a fund's portfolio of securities and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used.

Performance information has been compiled from various sources believed to be accurate. However, such information has not been audited.

The hypothetical and historical returns shown below for the funds are not indicative of future performance and are not indicative of the expected returns for a specific fund. The hypothetical and historical returns shown below do not indicate the significant variation in returns among the several funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical and historical fund under-performed its respective index in certain years. Past performance is not a guarantee of future returns.



        LVIP SSgA Large Cap          LVIP SSgA Small-Mid Cap 200   LVIP SSgA Developed          LVIP SSgA Emerging
        -------------------          ----------------------------  -------------------          ------------------
        100 Fund                     Fund                          International 150 Fund       Markets 100 Fund
        --------                     ----                          ----------------------       ----------------
-----------------------------------------------------------------------------------------------------------------------------
        Hypothetical/Back-           Hypothetical/Back-            Hypothetical/Back-           Hypothetical/Back-
        Tested Returns (1993-        Tested Returns (1993-         Tested Returns (1993-        Tested Returns (1993-
        2007) The fund commenced     2007) The fund                2007) The fund               2007) The fund
        operations                   commenced operations          commenced operations         commenced operations
        on 4/30/08                   on 4/30/08                    on 4/30/08                   on 4/30/08

1993    16.98%                       18.18%                        42.79%                       84.54%
1994    2.17%                        6.81%                         10.69%                       32.83%
1995    36.16%                       25.79%                        17.81%                       (15.38%)
1996    20.39%                       25.79%                        26.00%                       12.45%
1997    35.22%                       28.53%                        3.00%                        (16.11%)
1998    12.29%                       (9.11%)                       16.56%                       (1.63%)
1999    6.25%                        5.51%                         23.36%                       73.85%
2000    5.72%                        7.00%                         1.25%                        (26.56%)
2001    13.17%                       42.76%                        (9.09%)                      22.59%
2002    (14.21%)                     (13.09%)                      (0.99%)                      5.87%
2003    39.95%                       59.09%                        62.89%                       91.97%
2004    20.68%                       28.09%                        34.80%                       49.99%
2005    12.12%                       4.43%                         10.90%                       35.07%
2006    20.81%                       19.32%                        42.15%                       34.98%
2007    (5.48%)                      (16.17%)                      7.25%                        34.12%

        15 Year Annualized  Return   15 Year Annualized  Return    15 Year Annualized  Return   15 Year Annualized  Return
        (1993-2007)                  (1993-2007)                   (1993-2007)                  (1993-2007)
        13.87%                       13.81%                        17.85%                       23.05%

Returns for the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index and the MSCI Emerging Markets Index from 1993 to 2007 are presented below. Indices are unmanaged and not subject to investment advisory and other fees such as brokerage commissions, which would reduce returns. It is not possible to invest directly in an index. Index performance is not intended to represent the performance of any particular investment strategy or fund.

        S&P 500 Index                Russell 2000 Index            MSCI EAFE Index              MSCI Emerging Markets Index
1993    9.99%                        18.89%                        32.94%                       74.86%
1994    1.31%                        (1.82%)                       8.06%                        (7.31%)
1995    37.43%                       28.45%                        11.55%                       (5.19%)
1996    23.07%                       16.51%                        6.34%                        6.04%
1997    33.37%                       22.36%                        2.05%                        (11.59%)
1998    28.58%                       (2.55%)                       20.34%                       (25.33%)
1999    21.03%                       21.25%                        27.31%                       66.42%
2000    (9.10%)                      (3.03%)                       (13.95%)                     (30.60%)
2001    (11.87%)                     2.49%                         (21.21%)                     (2.37%)
2002    (22.11%)                     (20.48%)                      (15.64%)                     (6.00%)
2003    28.69%                       47.25%                        39.16%                       56.26%
2004    10.87%                       18.32%                        20.69%                       25.94%
2005    4.89%                        4.56%                         14.01%                       34.53%
2006    15.79%                       18.35%                        26.88%                       32.60%
2007    5.50%                        (1.55%)                       11.62%                       39.78%

        15 Year Annualized  Return   15 Year Annualized  Return    15 Year Annualized  Return   15 Year Annualized  Return
        (1993-2007)                  (1993-2007)                   (1993-2007)                  (1993-2007)
        10.49%                       10.10%                        9.92%                        12.16%


                   LVIP SSgA Developed International 150 Fund

On Page A-6, the following paragraph should be added after the third paragraph in the section entitled "What are the fund's goals and main investment strategies?":

The target number of stocks is 20% of the number of stocks within each GICS sector. The target number of stocks within each GICS sector is rounded to the nearest whole number. In the event the total of rounded target stocks is greater than 150, the stock(s) with the highest average valuation ranking within the sector that represents the largest positive differential from the target number of stocks shall be eliminated. In the event the total of rounded target stocks is less than 150, the stock(s) with the lowest average valuation ranking within the sector that represents the largest negative differential from the target number of stocks shall be added.

On Page A-6, the following paragraph should be added after the fourth paragraph in the section entitled "What are the fund's goals and main investment strategies?":

Investments arising from certain events, such as spinoffs and mergers, will be invested as follows: if a selected company spins off an entity, that entity's stock will be liquidated and the proceeds will be reinvested across the fund at the prevailing weights. If a selected company is merged into another company and the selected company is the surviving company, then the fund's position in the selected company will be held. If a selected company is merged into another company and is not the surviving company, the fund will liquidate the stock of the surviving company and reinvest the proceeds across the fund at the prevailing weights. If two selected companies merge, the fund will retain the stock of the surviving selected company in accordance with the combined weighting of the two selected companies prior to the merger.

                       LVIP SSgA Emerging Markets 100 Fund

On Page A-8, the following paragraph should be added after the third paragraph in the section entitled "What are the fund's goals and main investment strategies?":

The target number of stocks is 20% of the number of stocks within each GICS sector. The target number of stocks within each GICS sector is rounded to the nearest whole number. In the event the total of rounded target stocks is greater than 100, the stock(s) with the highest average valuation ranking within the sector that represents the largest positive differential from the target number of stocks shall be eliminated. In the event the total of rounded target stocks is less than 100, the stock(s) with lowest average valuation ranking within the sector that represents the largest negative differential from the target number of stocks shall be added.

On Page A-8, the following paragraph should be added after the fourth paragraph in the section entitled "What are the fund's goals and main investment strategies?":

Investments arising from certain events, such as spinoffs and mergers, will be invested as follows: if a selected company spins off an entity, that entity's stock will be liquidated and the proceeds will be reinvested across the fund at the prevailing weights. If a selected company is merged into another company and the selected company is the surviving company, then the fund's position in the selected company will be held. If a selected company is merged into another company and is not the surviving company, the fund will liquidate the stock of the surviving company and reinvest the proceeds across the fund at the prevailing weights. If two selected companies merge, the fund will retain the stock of the surviving selected company in accordance with the combined weighting of the two selected companies prior to the merger.

                          LVIP SSgA Large Cap 100 Fund

On Page A-11, the following paragraph should be added after the third paragraph in the section entitled "What are the fund's goals and main investment strategies?":

The target number of stocks is 20% of the number of stocks within each GICS sector. The target number of stocks within each GICS sector is rounded to the nearest whole number. In the event the total of rounded target stocks is greater than 100, the stock(s) with the highest average valuation ranking within the sector that represents the largest positive differential from the target number of stocks shall be eliminated. In the event the total of rounded target stocks is less than 100, the stock(s) with the lowest average valuation ranking stock within the sector that represents the largest negative differential from the target number of stocks shall be added.

On Page A-11, the following paragraph should be added after the fourth paragraph in the section entitled "What are the fund's goals and main investment strategies?":

Investments arising from certain events, such as spinoffs and mergers, will be invested as follows: if a selected company spins off an entity, that entity's stock will be liquidated and the proceeds will be reinvested across the fund at the prevailing weights. If a selected company is merged into another company and the selected company is the surviving company, then the fund's position in the selected company will be held. If a selected company is merged into another company and is not the surviving company, the fund will liquidate the stock of the surviving company and reinvest the proceeds across the fund at the prevailing weights. If two selected companies merge, the fund will retain the stock of the surviving selected company in accordance with the combined weighting of the two selected companies prior to the merger.

                        LVIP SSgA Small-Mid Cap 200 Fund

On Page A-13, the following paragraph should be added after the third paragraph in the section entitled "What are the fund's goals and main investment strategies?":

The target number of stocks is 10% of the number of stocks within each GICS sector. The target number of stocks within each GICS sector is rounded to the nearest whole number. In the event the total of rounded target stocks is greater than 200, the stock(s) with the highest average valuation ranking within the sector that represents the largest positive differential from the target number of stocks shall be eliminated. In the event the total of rounded target stocks is less than 200, the stock(s) with the lowest average valuation ranking within the sector that represents the largest negative differential from the target number of stocks shall be added.

On Page A-13, the following paragraph should be added after the fourth paragraph in the section entitled "What are the fund's goals and main investment strategies?":

Investments arising from certain events, such as spinoffs and mergers, will be invested as follows: if a selected company spins off an entity, that entity's stock will be liquidated and the proceeds will be reinvested across the fund at the prevailing weights. If a selected company is merged into another company and the selected company is the surviving company, then the fund's position in the selected company will be held. If a selected company is merged into another company and is not the surviving company, the fund will liquidate the stock of the surviving company and reinvest the proceeds across the fund at the prevailing weights. If two selected companies merge, the fund will retain the stock of the surviving selected company in accordance with the combined weighting of the two selected companies prior to the merger.






This Supplement is dated June ___, 2008.

                                     PART A

The prospectuses for these funds are incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 033-70742) filed on April 18, 2008.


                                     PART B

The Statement of Additional Information for these funds is incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 033-70742) filed on April 18, 2008.

                           PART C - OTHER INFORMATION

Item 23 - Exhibits

(a) Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(b) By-Laws of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

(c) 1. By-Laws of Lincoln Variable Insurance Products Trust Articles II, VII and VIII incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

   2. Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust, Articles III, V, and VI incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(d) 1. a. Form of Investment Management Agreement dated April 30, 2007 between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     b. Advisory Fee Waiver Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and LVIP Cohen & Steers Global Real Estate Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     c. Advisory Fee Waiver Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and LVIP Janus Capital Appreciation Fund incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     d. Advisory Fee Waiver Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and LVIP FI Equity-Income Fund incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     e. Advisory Fee Waiver Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and LVIP T. Rowe Price Structured Mid-Cap Growth Fund incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     f. Form of Advisory Fee Waiver Agreement incorporated herein by reference to Post-Effective Amendment No. 39 (File No. 33-70742) filed on January 18, 2008.

   2. Investment Management Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation (LVIP Baron Growth Opportunities Fund incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   3. Sub-Advisory Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and BAMCO, Inc. (LVIP Baron Growth Opportunities
    Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   4. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Capital Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   5. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Cohen & Steers Capital Management, Inc. (LVIP Cohen & Steers Global Real Estate Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   6. Sub-Advisory Agreement dated October 15, 2007 between Lincoln Investment Advisors Corporation and Columbia Management Advisors, LLC (LVIP Columbia Value Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   7. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Bond Fund, LVIP Delaware Growth and Income Fund, LVIP Delaware Managed Fund, LVIP Money Market Fund, LVIP Delaware Social Awareness Fund, LVIP Delaware Special Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   8. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Pyramis Global Advisors, LLC (LVIP FI Equity-Income Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   9. Sub-Investment Management Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Janus Capital Management LLC (LVIP Janus Capital Appreciation Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   10. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Marsico Capital Management, LLC (LVIP Marsico International Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   11. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Mid-Cap Value Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   12. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Massachusetts Financial Services Company (LVIP MFS Value Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   13. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Turner Investment Partners, Inc. (LVIP Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   14. a. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     b. Amendment dated April 30, 2008 to Sub-Advisory Agreement between between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   15. Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and SSgA Funds Management, Inc. (LVIP SSgA S&P 500, LVIP Small-Cap, LVIP SSgA Bond, and LVIP SSgA International Index Funds, LVIP SSgA Large-Cap 100, LVIP SSgA Small-Mid Cap 200, LVIP SSgA Developed International, and LVIP SSgA Emerging Markets 100 Funds) incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 33-70742) filed on April 18, 2008.

   16. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Growth Stock Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   17. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Structured Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   18. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Templeton Global Advisers Limited (LVIP Templeton Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   19. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and UBS Global Asset Management (Americas) Inc. (LVIP UBS Global Asset Allocation Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   20. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wilshire Associates Incorporated (LVIP Profile and Target Maturity Funds) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(e) Form of Principal Underwriting Agreement dated June 1, 2007 between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(f) N/A

(g) Form of Mutual Fund Custody and Services Agreement dated August 31, 2007 by and between Lincoln Variable Insurance Products Trust and Mellon Bank,
    N.A. incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(h) 1. Form of Fund Accounting and Financial Administration Services Agreement dated October 1, 2007 between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   2. Form of Fund Accounting and Financial Administration Oversight Agreement dated October 1, 2007 between Lincoln Variable Insurance Products Trust and Delaware Service Company, Inc.incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   3. Form of Trademark License Agreement between Lincoln National Corporation and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 33-70742) filed on January 15, 2003.

   4. Form of Fund Participation Agreement, as amended, between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust dated May 1, 2003 incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   5. Form of Fund Participation Agreement, as amended, between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust dated May 1, 2003 incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   6. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and First-Great West Life & Annuity Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   7. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Nationwide Financial Services, Inc. (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   8. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and New York Life Insurance and Annuity Corporation (LVIP Baron Growth Opportunities Fund)incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   9. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors and RiverSource Life Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   10. Fund Participation Agreement dated June 5, 2007 between Lincoln
     Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Standard Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   11. Form of Administration Agreement dated January 1, 2008 between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   12. Form of Expense Limitation Agreement dated April 30, 2007 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   13. Expense Limitation Agreement (Shell Funds) dated April 30, 2007 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   14. Expense Limitation Agreement (LVIP Baron Growth Opportunities Fund) dated June 5, 2007 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(i) (1) Opinion of Counsel dated April 4, 2003 incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

   (2) Opinion of Counsel dated April 27, 2007 incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(j) N/A

(k) N/A

(l) N/A

(m) 1. Form of Service Class Distribution and Service Plan incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   2. Form of Distribution Services Agreement (insurance company) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   3. Form of Distribution Services Agreement (broker-dealer) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(n) Form of Multiple Class Plan incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(o) N/A

(p) 1. Code of Ethics for Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation dated November 12, 2007 incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   2. Code of Ethics for BAMCO, Inc. dated October 12, 2005 (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 33-70742) filed on April 17, 2007.

   3. Code of Ethics for Cohen & Steers dated October 7, 2007 (LVIP Cohen & Steers Global Real Estate Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   4. Code of Ethics for Columbia Management Advisors, LLC dated July 1, 2007 (LVIP Columbia Value Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   5. Code of Ethics for Delaware Investments (LVIP Delaware Bond, LVIP Delaware Growth and Income, LVIP Delaware Managed, LVIP Money Market, LVIP Delaware Social Awareness, and LVIP Delaware Special Opportunities Funds) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   6. Code of Ethics for Janus Capital Group dated December 14, 2007 (LVIP Janus Capital Appreciated Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   7. Code of Ethics for Marsico Capital Management, LLC dated July 12, 2007 (LVIP Marsico International Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   8. Code of Ethics for MFS Management dated January 1, 2007 (LVIP MFS Value
    Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   9. Code of Ethics for Mondrian Investment Partners Limited dated September 1, 2005 (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742)filed on April 5, 2006.

   10. Code of Ethics for Pyramis Global Advisors LLC (LVIP FI Equity-Income
     Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   11. Code of Ethics for SSgA Funds Management, Inc. dated October 2005 (LVIP SSgA S&P 500, LVIP SSgA Small-Cap, LVIP SSgA Bond, and LVIP SSgA International Index Funds, LVIP SSgA Large Cap 100, LVIP SSgA Small-Mid Cap 200, LVIP SSgA Developed International 150, and LVIP SSgA Emerging Markets 100 Funds) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   12. Code of Ethics for T. Rowe Price Group, Inc. effective March 1, 2008 (LVIP T. Rowe Price Structured Mid Cap Growth Fund, LVIP T. Rowe Price Growth Stock Fund) filed herein as Exhibit 23(p)(12).

   13. Code of Ethics for Templeton Global Advisors Limited dated May 2006 (LVIP Templeton Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 33 (File No. 33-70742) filed on April 17, 2007.

   14. Code of Ethics for Turner Investment Partners, Inc. dated February 1, 2005 (LVIP Turner Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-70742) filed on December 21, 2006.

   15. Code of Ethics for UBS Global Asset Management dated September 6, 2004 (Global Asset Allocation Fund) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-70742) filed on April 15, 2005.

   16. Code of Ethics for Wilshire Associates Incorporated dated January 2005 (Aggressive Profile Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund, Wilshire 2010, 2020, 2030, 2040 Profile Funds) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-70742) filed on April 15, 2005.

   17. Code of Ethics for Lincoln Financial Distributors, Inc. effective August 2007 incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 33-70742) filed on April 18, 2008.

(q) Power of Attorney incorporated herein by reference to Post-Effective Amendment 37 (File No. 33-70742) filed on May 29, 2007.

(r) Organizational Chart of Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 30 filed on Form N-4 (File No. 333-36304) filed on May 29, 2008.

Item 24. Persons Controlled by or Under Common Control with Registrant

   No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as Exhibit 23(r) to this Registration Statement.

Item 25. Indemnification

   As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 and pursuant to Article VI of the Trust's By-Laws [Exhibit 23(b) to the Registration Statement], officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

   The Registrant will purchase an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

   Section 9 of the Investment Management Agreement [(Exhibits (d)(1)(a) and
   (2)] to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (LIAC) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the agreement. Certain other agreements to which the Lincoln Variable Insurance Products Trust is a party also contain indemnification provisions.

   The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Adviser

   Information pertaining to any business and other connections of Registrant's investment adviser, Lincoln Investment Advisors Corporation
   (LIAC), is hereby incorporated by reference from the section captioned Management of the Funds in the General Prospectus Disclosure forming Part A of this Registration Statement, the section captioned Investment Adviser and Sub-Advisers in the Statement of Additional Information (SAI) Disclosure forming Part B of this Registration Statement, and Item 7 of
   Part II of Lincoln Investment Advisors Corporation's (LIAC's) Form ADV filed separately with the Securities and Exchange Commission. Information pertaining to any business and other connections of Registrant's sub-advisers, T. Rowe Price Associates, Inc. (T. Rowe Price), Mondrian Investment Partners Limited (Mondrian), Janus Capital Management LLC (Janus), Pyramis Global Advisors, LLC (Pyramis), UBS Global Asset Management (Americas) Inc. (UBS), BAMCO, Inc. (BAMCO), Cohen & Steers Capital Management, Inc. (Cohen & Steers), Wilshire Associates Incorporated (Wilshire), SSgA Funds Management, Inc. (SSGA), Delaware Management Company
   (DMC), Wellington Management Company, LLP (Wellington), Columbia Management Advisors, LLC (Columbia), Marsico Capital Management, LLC (Marsico), Massachusetts Financial Services Company (MFS), Turner Investment Partners, Inc. (Turner), and Templeton Investment Counsel, LLC (Templeton) are incorporated by reference from the section captioned Management of the Funds of the General Prospectus Disclosure forming Part A of this Registration Statement and the section of the SAI Disclosure captioned Investment Adviser and Sub-Advisers forming Part B of this Registration Statement and Item 7 of Part II of the Form ADV of T. Rowe Price, Mondrian, Janus, Pyramis, UBS, Wilshire and SSgA filed separately with the Securities and Exchange Commission.

   The other businesses, profession, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of LIAC, T. Rowe Price, Mondrian, Janus, Pyramis, UBS, BAMCO, Cohen & Steers, Wilshire, SSgA, DMC, Wellington, Columbia, Marsico, MFS, Turner, and Templeton are hereby incorporated by reference respectively, from Schedules A and D of LIAC's Form ADV and from Schedules A and D of the Form ADV of T. Rowe Price, Mondrian, Janus, Pyramis, UBS, BAMCO, Cohen & Steers, Wilshire, SSgA, DMC, Wellington, Columbia, Marsico, MFS, Turner, and Templeton.

Item 27. Principal Underwriters

   (a) Lincoln Financial Distributors, Inc. (LFD) currently serves as
      Principal Underwriter for Lincoln Variable Insurance Products Trust. LFD also serves as the Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y.

     Lincoln Financial Distributors, Inc. also serves as Principal Underwriter for: Lincoln Life & Annuity Variable Annuity Account H; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                        Positions and Offices with Underwriter
-------------------------   ------------------------------------------------
Terrence Mullen*            Chief Executive Officer, President and Director
David M. Kittredge*         Senior Vice President
Randal J. Freitag*          Vice President and Treasurer
Patrick J. Caulfield**      Vice President and Chief Compliance Officer
Frederick J. Crawford**     Director
Dennis R. Glass*            Director
Keith J. Ryan***            Vice President, Chief Financial Officer
Marilyn K. Ondecker***      Secretary

  * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
 ** Principal Business address is 350 Church Street, Hartford, CT 06103
*** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) n/a

Item 28. Location of Accounts and Records

   All accounts, books, and other documents required to be maintained by
   Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802; the investment adviser, Lincoln Investment Advisors Corporation, 1300 South Clinton Street, Fort Wayne, Indiana 46802; and sub-advisers T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206; Pyramis Global Advisors, LLC, 82 Devonshire Street, Boston, Massachusetts 02109; UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois 60606; Mondrian Investment Partners Limited, 80 Cheapside, London, England EC2V6EE, BAMCO, Inc., 767 Fifth Avenue, New York, New York 10153; Cohen & Steers Capital Management, 280 Park Avenue, New York, New York 10017; Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401; SSGA Fund Management, Inc., One Lincoln Street, Boston, Massachusetts 02111; Columbia Management Advisors, LLC, 100 Federal Street, Boston, Massachusetts 02111; Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109; Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312; Marsico Capital Management, LLC 1200 17th Street, Suite 1600, Denver, Colorado 80202; Massachusetts Financial Services Company, 500Boylston Street, Boston, Massachusetts 02116; Templeton Investment Counsel, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394 and the Trust's custodian, Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258. Also, accounts, books, and other documents are maintained by Mellon Bank, N.A. (the Trust's accounting services provider), 135 Santilli Highway, Everett, Massachusetts

   02149-1950; and Delaware Service Company, Inc. (the Trust's fund accounting and financial administration oversight provider), One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 29. Management Services
Not applicable.

Item 30. Undertakings
Not applicable.

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 43 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 5th day of June, 2008.


      LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
      By:   /s/ Kelly D. Clevenger
            ------------------------------------
            Kelly D. Clevenger
            President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on June 5, 2008.


Signature                              Title
/s/ Kelly D. Clevenger                 Chairman of the Board, President and Trustee
------------------------------         (Principal Executive Officer)
Kelly D. Clevenger

* /s/ William P. Flory, Jr.            Chief Accounting Officer
------------------------------         (Principal Accounting Officer and
William P. Flory, Jr.                  Principal Financial Officer)

*/s/ Michael D. Coughlin               Trustee
------------------------------
Michael D. Coughlin

*/s/ Nancy J. Frisby                   Trustee
------------------------------
Nancy J. Frisby

*/s/ Elizabeth S. Hager                Trustee
------------------------------
Elizabeth S. Hager

*/s/ Gary D. Lemon                     Trustee
------------------------------
Gary D. Lemon

*/s/ Thomas D. Rath                    Trustee
------------------------------
Thomas D. Rath

*/s/ Kenneth G. Stella                 Trustee
------------------------------
Kenneth G. Stella

*/s/ David H. Windley                  Trustee
------------------------------
David H. Windley

*By: /s/ Cynthia A. Rose               Attorney-in-Fact
 ---------------------------
  Cynthia A. Rose